Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	¥ 273,000	¥ 219,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	¥ 31,000	¥ 45,000
Concentrations of credit risk, percentage	19.00%	15.00%
The amount of loans and receivables with fair value options that are past due for 90 days or more	¥ 267,000
Investments in and advances to affiliated companies [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Asset impairment charges		¥ 47,661
American Century Companies, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Percentage of economic interest	39.85%	39.27%